ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Movement in investment properties (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Income derived from rents (rents charged)	$ 360,657	$ 346,491
Direct operating expenses of properties that generated income derived from rents	(37,749)	(94,650)
Fair value remeasurement	(668,493)	(13,403,341)
Income or loss from investment property	$ (345,585)	$ (13,151,500)